Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 6,212	$ 5,707
Stockholders' deficit:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	424,353,300
Common stock, shares, issued	345,788,707	217,106,957
Common stock, shares, outstanding	345,788,707	217,106,957
Series A Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	5,000,000	0
Redeemable convertible preferred stock, shares issued	5,000,000	0
Redeemable convertible preferred stock, shares outstanding	5,000,000	0
Redeemable convertible preferred stock, aggregate liquidation preference	$ 50,000	$ 0